MARKETING AND COMMUNICATIONS EXPENSES	12 Months Ended
Dec. 31, 2021
MARKETING AND COMMUNICATIONS EXPENSES

15. MARKETING AND COMMUNICATIONS EXPENSES

	Year ended December 31,
	2021	2020	2019
	$	$	$
Marketing	-	2,279	44,693
Shareholder communications	329,342	28,972	202,550
	329,342	31,251	247,243

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)